General information (Details) $ / shares in Units, T in Thousands						1 Months Ended			12 Months Ended
	Nov. 12, 2025 USD ($) $ / shares shares	Aug. 08, 2025 $ / shares	Jul. 18, 2025 USD ($) T $ / shares	Apr. 30, 2025	Dec. 13, 2022 USD ($) $ / shares	May 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2021	Dec. 31, 2025 USD ($) patent application country	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 29, 2025 USD ($)	Mar. 27, 2023 USD ($)
General Information [Line Items]
Purchase price ( in dollars per share) | $ / shares	$ 3.40
Purchase price after deducting underwriting fees and commissions (in dollars per share) | $ / shares	3.21
Exercise price (in dollars per share) | $ / shares	$ 4.00	$ 5.42
Warrant term	4 years
Net proceeds from share offering	$ 14,000,000								$ 13,949,998	$ 0	$ 0
Number of patents held | patent									181
Number of applications in progress | application									80
Number of countries | country									93
Number of patents | patent									6
Percentage of NCI (%)								16.00%
Percentage of global PGM supply derived from secondary market									0.20
Total consideration													$ 14,530,000
Liabilities incurred													1,000,000.0
SPAC transaction expenses									$ 0	$ 0	$ 76,857,484
Simulus
General Information [Line Items]
Cash transferred													7,500,000
Equity interests of acquirer													$ 500,000
Tembo Nickel Corporation Limited (TNCL)
General Information [Line Items]
Percentage of ownership (%)									84.00%	70.00%
Kabanga Nickel Limited
General Information [Line Items]
Percentage of ownership (%)			100.00%						100.00%	83.00%
Contingent consideration recognised as of acquisition date			$ 10,000,000
Contingent consideration minimum threshold aggregate funding raised			$ 250,000,000
Reference share price (in dollars per share) | $ / shares			$ 4.16
Reference amount of share price performance			$ 28,000,000
Maximum amount of payment for contingent consideration arrangements			83,000,000
Maximum amount of payment for contingent consideration arrangements resettlement action plan triggering event			$ 75,000,000
Number of tonnes per annum | T			3,400
Kabanga Nickel Limited | Senior Secured Bridge Loan Facility
General Information [Line Items]
Borrowing capacity									$ 40,000,000.0			$ 60,000,000
Extend term		6 months
Amount received from first tranche for finance fund												$ 20,000,000
Kabanga Nickel Limited | First Deferred Cash Payment
General Information [Line Items]
Contingent consideration period payable post minimum threshold reached			30 days
Contingent consideration minimum threshold period post milestone reached			12 months
Kabanga Nickel Limited | Second Deferred Cash Payment
General Information [Line Items]
Contingent consideration period payable post minimum threshold reached			30 days
Contingent consideration minimum threshold period post milestone reached			12 months
Kabanga Nickel Limited | BHP
General Information [Line Items]
Percentage of interest			17.00%
Lifezone Recycling US, LLC
General Information [Line Items]
Percentage of ownership (%)				94.00%		94.44%				94.00%
Go Green
General Information [Line Items]
Gross proceeds from PIPE transaction					$ 70,200,000
SPAC transaction expenses					$ 76,900,000
Fair value per Share (in dollars per share) | $ / shares					$ 10
Kabanga Nickel Limited | Tembo Nickel Corporation Limited (TNCL)
General Information [Line Items]
Percentage of ownership (%)									84.00%
Government of Tanzania | Tembo Nickel Corporation Limited (TNCL)
General Information [Line Items]
Percentage of NCI (%)									16.00%
Direct Offering Warrants | Warrants
General Information [Line Items]
Number of ordinary shares in issue (in shares) | shares	4,411,764
Kabanga Nickel Limited
General Information [Line Items]
Investment amount									$ 435,000,000
Lifezone and Glencore | Lifezone Recycling US, LLC
General Information [Line Items]
Amount funded into entity						$ 2,000,000	$ 1,500,000
Glencore
General Information [Line Items]
Percentage of NCI (%)									5.56%	6.00%